INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 02, 2022
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets	Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2021	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542
Additions	—	—	—	3,635	—	3,635
Disposals	—	—	—	(773)	—	(773)
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404

Accumulated amortization
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Amortization	9,944	292	2,582	5,258	—	18,076
Disposals	—	—	—	(484)	—	(484)
(Impairment reversal, net of write-downs)	(3,943)	(27,516)	—	—	—	(31,459)
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Carrying amount, January 2, 2022	$76,357	$207,045	$5,867	$17,361	$—	$306,630

2020	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324
Additions	—	—	46	3,113	—	3,159
Disposals	—	—	—	(7,941)	—	(7,941)
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542

Accumulated amortization
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Amortization	10,670	700	2,932	6,104	—	20,406
Disposals	—	—	—	(3,985)	—	(3,985)
Write-downs and impairments	29,617	43,143	—	—	—	72,760
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Carrying amount, January 3, 2021	$82,358	$179,821	$8,449	$19,273	$—	$289,901
DEPRECIATION AND AMORTIZATION:

	2021	2020

Depreciation of property, plant and equipment (note 9)	$92,176	$108,452
Depreciation of right-of-use assets (note 10)	13,973	14,656
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	11,177	3,676
Amortization of intangible assets, excluding software (note 11)	12,818	14,302
Amortization of software (note 11)	5,258	6,104
Depreciation and amortization included in net earnings	$135,402	$147,190

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	2021	2020

Balance, beginning of fiscal year	$206,636	$227,865
Goodwill acquired	77,179	—
Impairment	—	(21,229)
Balance, end of fiscal year	$283,815	$206,636

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to the Company's CGUs as follows:

	January 2, 2022	January 3, 2021

Textile & Sewing:
Goodwill	$283,815	$206,636
Definite life intangible assets (excluding computer software)	23,430	27,869
Indefinite life intangible assets	93,400	93,400
	$400,645	$327,905

Hosiery:
Goodwill	$—	$—
Definite life intangible assets (excluding computer software)	58,794	63,230
Indefinite life intangible assets	113,645	86,129
	$172,439	$149,359